9. COMMON STOCK (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Black-Scholes valuation of stock options granted
Risk-free interest rate	1.25%	1.30%	1.13%
Expected life of options (years)	4 years 3 months 18 days	4 years 3 months 18 days	4 years 10 months 24 days
Annualized volatility	65.00%	75.00%	73.00%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$ 0.09	$ 0.19	$ 0.60